Other Assets (Narrative) (Details) $ in Thousands, € in Millions	1 Months Ended			12 Months Ended
	Apr. 30, 2016	Mar. 31, 2009 USD ($)	Mar. 31, 2009 EUR (€)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Feb. 07, 2020 ship	Dec. 31, 2019 EUR (€)	Dec. 31, 2018 EUR (€)	Mar. 31, 2018	Dec. 31, 2016
Other Assets
Proceeds from the sale of property and equipment				$ 0	$ 0	$ 230,000
Gain on sale of equipment				0	0	30,902
Principal and Interest payments received				$ 32,870	124,238	$ 62,303
Minimum
Other Assets
Investment in a joint venture, percentage of interest				20.00%				20.00%
Ownership interest retained, percent				20.00%				20.00%
Maximum
Other Assets
Investment in a joint venture, percentage of interest				50.00%				50.00%
Ownership interest retained, percent				50.00%				50.00%
TUI Cruises GmbH joint venture
Other Assets
Investment in a joint venture, percentage of interest				50.00%				50.00%
Equity and loans due from equity method investee				$ 598,100	578,100
Equity investment				443,100	403,000
Loan investment				$ 149,500	172,200			€ 133.2	€ 150.6
Related party guarantor obligation percentage				50.00%
Amount outstanding under line of credit provided to TUI Cruises				$ 29,700				€ 26.4
Proceeds from the sale of property and equipment		$ 290,900	€ 224.4
Deferred gain on sale		$ 35,900
Gain on sale of equipment					21,800
Ownership interest retained, percent				50.00%				50.00%
Pullmantur
Other Assets
Investment in a joint venture, percentage of interest				49.00%				49.00%
Loan investment				$ 16,800				€ 15.0
Interest rate on debt facility provided to related party (as a percent)				6.50%				6.50%
Related party guarantor obligation percentage				51.00%
Retained ownership percentage of subsidiary after sale				49.00%
Ownership interest retained, percent				49.00%				49.00%
Maximum loss exposure				$ 49,700	58,500
Line of credit outstanding				$ 12,300	16,000			€ 11.0	€ 14.0
Percentage of subsidiary which has been sold				51.00%				51.00%			51.00%
Grand Bahamas Shipyard Ltd. | Not Primary Beneficiary
Other Assets
Investment in a joint venture, percentage of interest				40.00%				40.00%
Equity investment				$ 27,000	41,400
Ownership interest retained, percent				40.00%				40.00%
Payments to related parties for services provided				$ 45,700	44,700
Net book value of equity method investment				47,900	56,100
Principal and Interest payments received				$ 8,600
Grand Bahamas Shipyard Ltd. | Not Primary Beneficiary | Non-accrual status of advances to affiliates
Other Assets
Interest rate on debt facility provided to related party (as a percent)				5.75%				5.75%
Principal and Interest payments received					16,400
Grand Bahamas Shipyard Ltd. | Not Primary Beneficiary | Loans Receivable
Other Assets
Loan investment				$ 20,900	14,600
Skysea Holding
Other Assets
Equity method investment impairment					$ 23,300
Skysea Holding | Not Primary Beneficiary
Other Assets
Investment in a joint venture, percentage of interest										36.00%
Ownership interest retained, percent										36.00%
London Interbank Offered Rate (LIBOR) | Grand Bahamas Shipyard Ltd. | Not Primary Beneficiary | Non-accrual status of advances to affiliates | Minimum
Other Assets
Margin on floating rate base (as a percent)				2.00%
London Interbank Offered Rate (LIBOR) | Grand Bahamas Shipyard Ltd. | Not Primary Beneficiary | Non-accrual status of advances to affiliates | Maximum
Other Assets
Margin on floating rate base (as a percent)				3.75%
Splendor of the Seas | TUI Cruises GmbH joint venture
Other Assets
Interest rate on debt facility provided to related party (as a percent)	6.25%
Debt instrument, term	10 years
Related party guarantor obligation percentage	50.00%
Springwater Capital LLC | Pullmantur
Other Assets
Investment in a joint venture, percentage of interest				51.00%				51.00%
Ownership interest retained, percent				51.00%				51.00%
TUI cruise ships | TUI Cruises GmbH joint venture
Other Assets
Reduction of current ownership interest, minimum allowed (as a percent)				37.55%				37.55%
Mein Schiff 1
Other Assets
Property, plant and equipment, useful life		23 years	23 years
Luxury Liners | Subsequent event | TUI Cruises GmbH joint venture | Hapag-Lloyd Cruises
Other Assets
Number of ships acquired | ship							2
Expedition Ships | Subsequent event | TUI Cruises GmbH joint venture | Hapag-Lloyd Cruises
Other Assets
Number of ships acquired | ship							3